CONSOLIDATED STATEMENT OF CASH FLOWS (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Generated from Operations
Net income	1,456	1,632	1,355
Depreciation and amortization	1,375	1,328	1,160
Deferred income taxes (Note 15)	276	352	512
Income from equity investments (Note 9)	(257)	(415)	(453)
Distributed earnings received from equity investments (Note 9)	376	393	446
Employee post-retirement benefits funding lower than/(in excess of) expense (Note 20)	9	(2)	(50)
Valuation provision for MGP (Note 10)			146
Other	24	72	(7)
Decrease/(increase) in operating working capital (Note 22)	287	207	(292)
Net cash provided by operations	3,546	3,567	2,817
Investing Activities
Capital expenditures (Note 4)	(2,595)	(2,513)	(4,376)
Equity investments	(652)	(633)	(597)
Acquisitions, net of cash acquired (Note 23)	(214)
Deferred amounts and other	205	92	(323)
Net cash used in investing activities	(3,256)	(3,054)	(5,296)
Financing Activities
Dividends on common and preferred shares (Notes 18 and 19)	(1,248)	(1,185)	(1,109)
Distributions paid to non-controlling interests	(113)	(109)	(90)
Advances (to)/from parent, net	(235)	(2,090)	116
Notes payable issued/(repaid), net	449	(224)	472
Long-term debt issued, net of issue costs	1,491	1,622	2,371
Repayment of long-term debt	(980)	(1,272)	(494)
Common shares issued, net of issue costs	269	2,401	987
Partnership units issued, net of issue costs (Note 23)		321
Net cash (used in)/provided by financing activities	(367)	(536)	2,253
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	(15)	4	(7)
Decrease in Cash and Cash Equivalents	(92)	(19)	(233)
Cash and Cash Equivalents Beginning of year	629	648	881
Cash and Cash Equivalents End of year	537	629	648